Janus Henderson Small Cap Value Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%	7.14%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.15%)	2.90%	5.63%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.41%	3.47%	5.61%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.91%	4.07%	6.20%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	4.44%	6.59%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.43%	4.59%	6.73%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.63%	3.80%	5.94%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	3.23%	5.01%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.58%	3.34%	4.89%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.16%	4.33%	6.48%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.